Core Deposit Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Amortization Expense [Line Items]
Amortization Expenses	$ 135	$ 140	$ 78
Branch acquisition of core deposit intangible	0	0	706
Core Deposits [Member]
Amortization Expense [Line Items]
Amortization Expenses	$ 135	$ 140	$ 78
Asset Amortized over an estimated life	10 years